Consolidated Statements of Changes In Shareholders' Equity - USD ($)	Issued capital [member]	Equity Componentof Convertible Debentures [Member]	Warrants And Compensation Options [Member]	Contributed Surplus [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance at Dec. 31, 2020	$ 114,586,260	$ 565,121	$ 5,557,002	$ 44,407,679	$ (1,983,212)	$ (157,317,877)
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	3,124,392						$ 3,124,392
Fair value of stock options exercised	2,699,042			(2,699,042)
Fair value of expired warrants and compensation options	12,994,358			160,470			12,994,358
Fair value of warrants and compensation warrants exercised	5,351,586		(5,351,586)
Conversion of convertible debentures	3,571,342
Fair value of warrants issued on conversion of convertible debentures	(1,229,305)
Funds from common shares issued through ATM Financing
Funds from common shares issued on public or private offerings	11,815,595
Share issue costs	(1,143,034)
Common shares issued to settle accounts payable	13,814
Fair value of warrants issued on private placement	(3,766,007)		3,766,007
Fair value of broker warrant issued as share issue costs	(288,197)
Fair value effect of conversion of convertible debentures		(565,121)		550,856
Fair value of expired warrants and compensation options			(160,470)
Fair value of warrants issued on the exercise of convertible debentures			1,229,305
Fair value of broker warrants issued as share issue costs			288,197
Stock-based compensation				4,534,370
Other comprehensive (loss) attributable to common shareholders - translation adjustment					(70,705)
Net loss						(15,669,093)	(15,669,093)
Total Shareholders’ Equity at Dec. 31, 2021	147,729,846		5,328,455	46,954,333	(2,053,917)	(172,986,970)	24,971,747
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	418,845						418,845
Fair value of stock options exercised	374,129			(374,129)
Fair value of expired warrants and compensation options	284,437						284,437
Fair value of warrants and compensation warrants exercised	79,547		(79,547)
Conversion of convertible debentures
Fair value of warrants issued on conversion of convertible debentures
Funds from common shares issued through ATM Financing
Funds from common shares issued on public or private offerings	3,184,332
Share issue costs	(247,892)
Common shares issued to settle accounts payable	40,029
Fair value of warrants issued on private placement	(656,734)		656,734
Fair value of broker warrant issued as share issue costs
Fair value effect of conversion of convertible debentures
Fair value of expired warrants and compensation options
Fair value of warrants issued on the exercise of convertible debentures
Fair value of broker warrants issued as share issue costs
Stock-based compensation				4,436,604
Other comprehensive (loss) attributable to common shareholders - translation adjustment					(606,364)
Net loss						(21,036,690)	(21,036,690)
Total Shareholders’ Equity at Dec. 31, 2022	151,206,539		5,905,642	51,016,808	(2,660,281)	(194,023,660)	11,445,048
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	668,259						668,259
Fair value of stock options exercised	587,035			(587,035)
Fair value of expired warrants and compensation options	7,767,067			816,744			7,767,067
Fair value of warrants and compensation warrants exercised	4,418,783		(4,418,783)
Conversion of convertible debentures
Fair value of warrants issued on conversion of convertible debentures
Funds from common shares issued through ATM Financing	983,194
Funds from common shares issued on public or private offerings	1,607,400
Share issue costs	(578,317)
Common shares issued to settle accounts payable
Fair value of warrants issued on private placement	(954,537)
Fair value of broker warrant issued as share issue costs
Fair value effect of conversion of convertible debentures
Fair value of expired warrants and compensation options			(816,744)
Fair value of warrants issued on the exercise of convertible debentures
Fair value of broker warrants issued as share issue costs
Stock-based compensation				4,201,444
Other comprehensive (loss) attributable to common shareholders - translation adjustment					59,223
Net loss						(20,267,365)	(20,267,365)
Total Shareholders’ Equity at Dec. 31, 2023	$ 165,705,423		$ 670,115	$ 55,447,961	$ (2,601,058)	$ (214,291,025)	$ 4,931,416